Note 7 - Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Amortization of right of use asset	$ 4,746	$ 4,335
Interest on lease liabilities	1,102	1,353
Finance lease cost	5,848	5,688
Operating lease cost	23,736	30,190
Total lease cost	29,584	35,878
Operating cash flows from finance leases	1,102	1,353
Operating cash flows from operating leases	23,864	29,845
Financing cash flows from finance leases	6,321	6,437
Total	31,287	37,635
Right-of-use assets obtained in exchange for new finance lease liabilities	1,740	4,424
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,009	$ 6,419
Financing leases (Year)	4 years 6 months	5 years 3 months 18 days
Operating leases, lease term (Year)	3 years 6 months	3 years 9 months 18 days
Financing leases	4.10%	4.10%
Operating leases, discount rate	4.40%	4.50%